Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of basic and diluted earnings per share

	2021	2022	2023
Profit/(Loss) attributable to ordinary equity holders of the parent:
Continuing operations	7,740	(1,736)	2,387
Discontinued operations	9,659	14,855	381
Net profit attributable to ordinary equity holders of the parent for basic and diluted earnings	17,399	13,119	2,768
Weighted average number of ordinary shares for basic earnings per share	62,433,524	62,619,727	62,712,975
Effect of share-based payments	20,482	—	—
Weighted average number of ordinary shares for diluted earnings per share	62,454,006	62,619,727	62,712,975